Related Party Transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Note Amount	$ 646,199	$ 456,914	$ 1,000
Unpaid Amount	$ 291,520	$ 395,759
M. Shenkman [Member]
Note holder	M. Shenkman	M. Shenkman
Note Amount	$ 10,000	$ 16,000
Issuance Date	Mar. 14, 2013	Sep. 09, 2014
Unpaid Amount	$ 6,000	$ 16,000
M. Shenkman (Entrust) [Member]
Note holder	M. Shenkman (Entrust)	M. Shenkman
Note Amount	$ 16,000	$ 10,000
Issuance Date	Sep. 09, 2014	Mar. 14, 2013
Unpaid Amount	$ 16,000	$ 6,000
A. Masjedi [Member]
Note holder	A. Masjedi	A. Masjedi
Note Amount	$ 500,000	$ 500,000
Issuance Date	Jun. 01, 2013	Jun. 01, 2013
Unpaid Amount	$ 126,828	$ 231,067
M. Shenkman [Member]
Note holder	M. Shenkman	M. Shenkman
Note Amount	$ 10,000	$ 10,000
Issuance Date	Feb. 21, 2012	Feb. 21, 2012
Unpaid Amount	$ 10,000	$ 10,000
M. Shenkman [Member]
Note holder	M. Shenkman	M. Shenkman
Note Amount	$ 10,000	$ 10,000
Issuance Date	Feb. 23, 2012	Feb. 23, 2012
Unpaid Amount	$ 10,000	$ 10,000
S. Masjedi [Member]
Note holder	S. Masjedi	S. Masjedi
Note Amount	$ 150,000	$ 150,000
Issuance Date	Dec. 10, 2010	Dec. 10, 2010
Unpaid Amount	$ 122,692	$ 122,692